Fair Value Measurements (Details) - Schedule of Black Scholes Model for the Level 3 Warrants - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Measurement Input, Share Price [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Market price of public shares (in Dollars per share)	$ 10.43	$ 10.04
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Risk-free rate	4.08%	3.94%
Measurement Input, Expected Dividend Rate [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Dividend yield	0.00%	0.00%
Measurement Input, Exercise Price [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Measurement Input, Price Volatility [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Volatility	0.00%	0.00%
Measurement Input, Expected Term [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Term to expiration (years)	1 month 17 days	5 months 1 day